Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Net Basic Loss Per Share

Basic net loss per share is calculated by dividing the net loss attributable to owners of the Company by the weighted average number of ordinary shares outstanding.

	Year Ended December 31,
	2019	2020	2021
Net loss attributable to owners of the Company (RMB’000)	(168,625)	(779,225)	(1,306,824)
Weighted average number of ordinary shares outstanding (in thousands)	16,875	17,090	52,177
Basic net loss per share (RMB)	(10.0)	(45.6)	(25.0)